Proforma Financial Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Proforma Financial Information [Abstract]
Schedule of proforma financial information
(in thousands, except share amounts)	For the Three Months Ended March 31, 2016
Revenues	$25,756
Net Loss Attributable to Common Shareholder	$(4,946)
Weighted Average Number of Common Shares Outstanding, Basic and Diluted	1,708,659
Loss Per Common Share – Basic and Diluted	$(2.89)

	For the Years Ended December 31,
(in thousands, except share amounts)	2016	2015
Revenues	$103,955	$149,155
Net Loss Attributable to Common Shareholder	$(27,276)	$(12,775)
Weighted Average Number of Common Shares Outstanding, Basic and Diluted	1,772,454	1,447,330
Loss Per Common Share – Basic and Diluted	$(15.39)	$(8.83)